OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 6 – OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities are summarized as follow:

	As of September 30,
	2022	2023
Accrued staff salaries	$3,692	$133,799
Accrued administrative expenses	1,666	191,603
Accrued offering costs	-	762,821
Other payables	7,685	7,793
Total	$13,043	$1,096,016